Share-Based Compensation - Assumptions to estimate the fair value of options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation
Risk-free interest rate, minimum (in percent)	0.62%	1.50%	2.97%
Risk-free interest rate, maximum (in percent)	1.13%	2.90%	3.13%
Expected volatility, minimum (in percent)	43.89%	43.52%	46.23%
Expected volatility, maximum (in percent)	46.68%	57.59%	48.63%
Expected dividend yield (in percent)	0.00%	0.00%	0.00%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0.00%	0.00%	0.00%
Fair value of underlying Ordinary Share, minimum (in dollars per share)	$ 8.9450	$ 4.8550	$ 1.5146
Fair value of underlying Ordinary Share, maximum (in dollars per share)	34.1350	8.9875	5.7400
Fair value of share option, minimum	8.9385	4.8485	1.5091
Fair value of share option, maximum	$ 34.1285	$ 8.9810	$ 5.7335